Summary of Significant Accounting Policies (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Summary Of Earning Per Share Basic And Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended June, 30	Six Months Ended June 30,
	2021	2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares Interest Income earned on marketable securities held in Trust Account	$15,703	$21,942
Net Earnings	$15,703	$21,942

Denominator: Weighted Average Redeemable Class A Ordinary Shares Redeemable Class A Ordinary Shares, Basic and Diluted	69,000,000	69,000,000

Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$(17,630,095)	$142,994,465
Redeemable Net Earnings	(15,703)	(21,942)

Non-Redeemable Net Income (Loss)	$(17,645,798)	$142,972,523

Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	17,250,000	17,250,000

Earnings (loss)/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(1.02)	$8.29

Note: As of June 30, 2021, basic and diluted shares are the same as there are no non-redeemable
securities that are dilutive to the shareholders.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from July 3, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$—

Net Earnings	$—

Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	69,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(185,775,870)
Redeemable Net Earnings	$—

Non-Redeemable Net Loss	$(185,775,870)

Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	16,748,571
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(11.09)

Summary of The Company's Total Revenue or Accounts Receivable
Significant customers are those that represent more than 10% of the Company’s total revenue or accounts receivable. For each significant customer, revenue as a percentage of total revenue is as follows:

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2021		2020		2021		2020
Customer A		*		*		*		*
Customer B		*	10%			*	11%

*	Below 10%
For each significant customer, accounts receivable as a percentage of net accounts receivable is as follows:

	June 30, 2021	December 31, 2020
Customer A	10%	12%
Customer B	13%		*

*	Below 10%

Cypress Holdings Inc And Subsidiaries [Member]
Summary Of Earning Per Share Basic And Diluted
The following table sets forth a reconciliation of the numerator and denominator used to compute basic earnings per share of common stock (in thousands, except for share and per share data).

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Numerator
Net income (loss)	$3,816	$(1,961)	$(1,268)	$(27,213)

Denominator
Weighted average shares of common stock - basic	1,484,156	1,480,262	1,483,634	1,479,918
Dilutive effect of stock options	53,611	—	—	—

Weighted average shares of common stock - diluted	1,537,767	1,480,262	1,483,634	1,479,918

Net income (loss) per share:
Basic	$2.57	$(1.32)	$(0.85)	$(18.39)
Diluted	$2.48	$(1.32)	$(0.85)	$(18.39)

The following table sets forth a reconciliation of the numerator and denominator used to compute basic earnings per share of common stock (in thousands, except for share and per share data).

	Year ended December 31,
	2020	2019	2018
Numerator
Net loss	$(16,876)	$(210,340)	$(55,031)

Denominator
Weighted average shares of common stock - basic and diluted	1,480,296	1,478,350	1,478,373
Net loss per share - basic and diluted	$(11.40)	$(142.28)	$(37.22)

Summary of The Company's Total Revenue or Accounts Receivable
Significant customers are those that represent more than 10% of the Company’s total revenue or accounts receivable. For each significant customer, revenue as a percentage of total revenue and accounts receivable as a percentage of net accounts receivable are as follows:

	Revenue
	Year Ended December 31,
	2020	2019	2018
Customer A	*	12%	13%
Customer B	11%	11%	11%

	Accounts Receivable
	December 31,
	2020	2019
Customer A	12%	*
Customer B	*	14%

*	Below 10%

Summarizes Revenue By Type of Service
The following table summarizes revenue by type of service for the three and six months ended June 30 (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Software subscriptions	$159,841	$138,565	$311,865	$279,039
Other	6,948	12,151	12,713	30,885

Total revenues	$166,789	$150,716	$324,578	$309,924

The following table summarizes revenue by type of service for the years ended December 31 (in thousands):

	2020	2019	2018
Software subscriptions	$573,608	$540,219	$492,553
Other	59,455	75,865	77,219

Total revenues	$633,063	$616,084	$569,772

Summary of Property Plant Equipment Estimated Useful Life	Depreciation and amortization are computed on a straight-line basis over the asset’s estimated useful lives, which are as follows:

Software, equipment, and property	Estimated Useful Life
Software and licenses	2-5 years
Computer equipment	3 years
Leasehold improvements	3-15 years
Furniture and other equipment	5 years
Database	25 years
Building	39 years
Land	Indefinite
Depreciation and amortization are computed on a straight-line basis over the asset’s estimated useful lives, which are as follows:

Software, equipment and property	Estimated Useful Life

Software and licenses	2-5 years
Computer equipment	3 years
Leasehold improvements	3-15 years
Furniture and other equipment	5 years
Database	25 years
Building	39 years
Land	Indefinite

Summary of The Consolidated Balance Sheet
The impact of adoption to the consolidated balance sheet at December 31, 2019 was as follows (in thousands):

		Balances without
	As reported	adoption of Topic 606	Effect of adoption
Assets
Deferred contract costs	$10,807	$—	$10,807
Long-term deferred contract costs	12,463	—	12,463
Liabilities and stockholders’ equity
Deferred income taxes-net	333,472	327,572	5,900
Accumulated deficit	(112,494)	(129,864)	17,370

Summary of The Consolidated Statement of Operations and Comprehensive Loss
The impact of adoption to the December 31, 2019 consolidated statement of operations and comprehensive loss was as follows (in thousands, except per share data):

		Balances without
	As reported	adoption of Topic 606	Effect of adoption
Revenues	$616,084	$616,084	$—
Cost of revenues	191,868	192,286	(418)
Selling and marketing	82,109	88,912	(6,803)
Operating loss	(166,202)	(173,423)	7,221
Income tax benefit	67,293	69,040	(1,747)
Net loss	(210,340)	(215,814)	5,474
Net loss per share attributable to Class A and Class B common stockholders - basic and diluted	$(142.28)	$(145.98)	$3.70